Cover	Feb. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2023
Entity File Number	001-35272
Entity Registrant Name	Midland States Bancorp, Inc.
Entity Central Index Key	0001466026
Entity Tax Identification Number	37-1233196
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	1201 Network Centre Drive
Entity Address, City or Town	Effingham
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62401
City Area Code	(217)
Local Phone Number	342-7321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.01 par value
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	MSBI
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/40th interest in a share of 7.750% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A, $2.00 par value)
Title of 12(b) Security	Depositary
Trading Symbol	MSBIP
Security Exchange Name	NASDAQ